Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2016 and December 31, 2015, the Company had the following debt amounts outstanding:

(In US$ millions)	December 31, 2016	December 31, 2015
External debt agreements
Amended Senior Secured Credit Facilities	$2,865.7	$2,894.7
$1,450 Senior Secured Credit Facility	342.4	382.6
$420 West Polaris Facility	279.0	315.0
Sub-total external debt	3,487.1	3,592.3
Less current portion long term external debt	(105.3)	(105.3)
Long-term external debt	$3,381.8	$3,487.0

Related party debt agreements
Rig Financing and Loan Agreements
West Vencedor Loan Agreement	41.2	57.5
$440 Rig Financing Agreement	119.1	139.0
Sub-total Rig Financing Agreements	160.3	196.5
Other related party debt
$109.5 T-15 vendor financing facility	—	109.5
Total related party debt	160.3	306.0
Less current portion of related party debt	(135.6)	(145.8)
Long-term related party debt and related party loan notes	24.7	160.2

Total external and related party debt	$3,647.4	$3,898.3

Maturities of outstanding debt
The outstanding debt as of December 31, 2016 is repayable as follows:

(In US$ millions)	As of December 31, 2016
2017	$240.9
2018	598.8
2019	79.0
2020	29.0
2021	2,699.7
2022 and thereafter	—
Total external and related party debt	$3,647.4

Schedule of debt
Details of the debt issuance costs netted against the current and long-term debt for each of the periods presented are shown below:

	Outstanding debt as of December 31, 2016
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$105.3	$(11.5)	$93.8
Long-term external debt	3,381.8	(35.3)	3,346.5
Total external debt	$3,487.1	$(46.8)	$3,440.3

	Outstanding debt as of December 31, 2015
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$105.3	$(11.5)	$93.8
Long-term external debt	3,487.0	(46.6)	3,440.4
Total external debt	$3,592.3	$(58.1)	$3,534.2